Note 5 - Advances for Vessels Under Construction and Acquisitions (Tables)	9 Months Ended
Sep. 30, 2013
Advances For Vessels Under Construction And Acquisitions [Abstract]
Advances for Vessels Under Construction and Acquisitions [Table Text Block]
Balance, December 31, 2012	19,321,045
Advances paid	26,521,200
Capitalized interest	441,386
Capitalized expenses	305
Balance, September 30, 2013	46,283,936